Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating activities
Net income		$ 309,508	$ 74,101	$ 69,178
Adjustments to reconcile net income to net cash used in operating activities:
Amortization of deferred (gain) and (gains) losses on disposal of businesses		(364,509)	(9,092)	5,147
Depreciation and amortization		1,779	4,657	4,851
Net realized gains on investments	[1]	(162,943)	(10,021)	(16,341)
Change in modified coinsurance assets	[1]	(29,704)	0	0
Goodwill impairment		17,285	0	0
Changes in operating assets and liabilities:
Change in reinsurance recoverable		(7,647)	(120)	(149)
Change in premiums and accounts receivable		40,469	2,981	(6,153)
Change in insurance policy reserves and expenses		(76,163)	(104,924)	(111,616)
Change in accounts payable and other liabilities		(27,729)	7,348	2,865
Change in income taxes		(66,613)	14,451	13,526
Other		(30,445)	(5,967)	(4,011)
Net cash used in operating activities		(396,712)	(26,586)	(42,703)
Sales of:
Fixed maturity securities available for sale		264,957	266,522	267,664
Equity securities available for sale		34,523	44,448	26,838
Other invested assets		16,757	85,780	28,780
Subsidiary, net of cash transferred	[1]	880,507	0	0
Commercial mortgage loans on real estate	[2]	51,176	0	0
Maturities, calls, prepayments, and scheduled redemption of:
Fixed maturity securities available for sale		66,312	109,789	156,961
Commercial mortgage loans on real estate		27,954	123,293	103,127
Purchases of:
Fixed maturity securities available for sale		(478,095)	(308,162)	(347,194)
Equity securities available for sale		(39,886)	(64,712)	(55,202)
Commercial mortgage loans on real estate		(8,398)	(43,665)	(40,550)
Other invested assets		(2,597)	(6,677)	(12,223)
Change in short-term investments		(145,036)	(44,634)	353
Change in collateral held under securities lending		0	42,941	(712)
Change in policy loans		1,196	1,632	798
Net cash provided by investing activities		669,370	206,555	128,640
Financing activities
Cash dividends paid		(379,333)	(83,000)	(97,000)
Capital contribution from affiliated entity	[1]	54,271	0	0
Change in obligation under securities lending		0	(42,941)	712
Net cash used in financing activities		(325,062)	(125,941)	(96,288)
Cash included in held for sale assets		1,181	(1,181)	0
Change in cash and cash equivalents		(51,223)	52,847	(10,351)
Cash and cash equivalents at beginning of period		60,137	7,290	17,641
Cash and cash equivalents at end of period		8,914	60,137	7,290
Supplemental information:
Income taxes paid		$ 273,169	$ 26,570	$ 34,917

[1]	Related to the sale of Assurant Employee Benefits segment mainly through reinsurance transactions.
[2]	For further information see Note 3.